Income Taxes - Summary of Reconciliation of the Income Tax Computed at the Federal Statutory Tax Rate to the Expense (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate					$ 3,058	$ (6,245)
State income taxes, net of federal benefits					292	1
Change in valuation allowance					808	7,200
Uncertain tax positions					474	618
Permanent differences and other					47	(27)
Capitalized R&D					(3,836)	0
Credits					(492)	(1,547)
Income tax expense (benefit)	$ 0	$ 5	$ 0	$ 351	$ 351	$ 0